Condensed Consolidated Statements of Operations (Parenthetical) - Related Party [Member] - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Interest expense related party	$ 12,773	$ (0)
Loss on settlement of senior secured notes related party	$ 44,668	$ (0)